S-K 1602, SPAC Registered Offerings	Feb. 10, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months from the closing of this offering) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination (the “completion window”).
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months from the closing of this offering) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination (the “completion window”). If we are unable to complete our business combination within the completion window, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon and not previously withdrawn to fund working capital requirements, subject to the limitations described herein, less taxes payable (which shall exclude the 1% U.S. federal excise tax that was implemented by the Inflation Reduction Act of 2022 if any is imposed on us), and up to $100,000 of interest to pay dissolution expenses, divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein.

If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are implemented by our board of directors, holders of our public shares will be offered an opportunity to redeem their shares, subject to applicable law.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules require that our initial business combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the trust account (net of amounts disbursed to management for working capital purposes, if any, and excluding the amount of any deferred underwriting discount held in trust) at the time of our signing a definitive agreement in connection with our initial business combination. If our board of directors is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent entity that commonly renders valuation opinions or from an independent accounting firm, with respect to the satisfaction of such criteria. While we consider it unlikely that our board will not be able to make an independent determination of the fair market value of a target business or businesses, it may be unable to do so if the board is less familiar or experienced with the target company’s business, there is a significant amount of uncertainty as to the value of the company’s assets or prospects, including if such company is at an early stage of development, operations or growth, or if the anticipated transaction involves a complex financial analysis or other specialized skills and the board determines that outside expertise would be helpful or necessary in conducting such analysis. Since any opinion, if obtained, would merely state that the fair market value of the target business meets the 80% of net assets threshold, unless such opinion includes material information regarding the valuation of a target business or the consideration to be provided, it is not anticipated that copies of such opinion would be distributed to our shareholders. However, if required under applicable law, any proxy statement that we deliver to shareholders and file with the SEC in connection with a proposed transaction will include such opinion. We do not currently intend to purchase multiple businesses in unrelated industries in conjunction with our initial business combination, although there is no assurance that will be the case. Additionally, pursuant to Nasdaq rules, any initial business combination must be approved by a majority of our independent directors. If we are no longer listed on Nasdaq, we would not be required to satisfy the above-referenced fair market value test.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	80.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account, and not previously withdrawn to fund permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. The redemption rights will also include the requirement that a beneficial holder must check a box on the proxy card indicating whether he or she is acting in concert or as a group (as defined in Section 13d-3 of the Exchange Act) with any other shareholder with respect to any public shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the completion of our initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•   directors should not improperly fetter the exercise of future discretion;

•   duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings. Certain of our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. As a result, if any of our officers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor such fiduciary or contractual obligations to present such business combination opportunity to such entity. We expect that if an opportunity is presented to one of our officers or directors in his or her capacity as an officer or director of one of those other entities, such opportunity would be presented to such other entity and not to us. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other.

Below is a table summarizing the other entities to which our officers and directors currently have fiduciary duties:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Andrew A. McKnight	Fortress Investment Group LLC	Investments	Co-Chief Executive Officer and Managing Director
	MP Materials Corp.	Rare earth materials	Director
Andrew Stroud	Fortress Investment Group LLC	Investments	Managing Director
Micah Kaplan	Fortress Investment Group LLC	Investments	Managing Director
	Petmate Parent, LLC	Consumer pet products	Board Member
John Konawalik	Fortress Investment Group LLC	Investments	Chief Accounting Officer
Tripp Jones	Uncork Capital, Inc.	Investments	General Partner
	Sunnyside	Technology	Director
	Ubiquitous	Marketing	Director
Name of Individual	Entity Name	Entity’s Business	Affiliation
	LiquiDonate	Business-to-business services	Director
	DubClub	Gaming	Director
	Brand.AI	Digital Assets	Director
	Hallow	Technology	Board Observer

Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•   Our initial shareholders purchased founder shares prior to the date of this prospectus and our sponsor will purchase private placement shares in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within the completion window, the proceeds of the sale of the private placement shares held in the trust account will be used to fund the redemption of our public shares, and our sponsor’s investment the private placement shares will be worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earliest to occur of (A) one year after the completion of our initial business combination; (B) subsequent to our initial business combination, if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination; and (C) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange, asset acquisition, share purchase, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement shares will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within the completion window. For more information on the letter agreement in which the transfer restrictions are included and for more information on the limited exceptions to such transfer restrictions, also see “Proposed Business — Our Sponsor.”

•   Our officers and directors may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        The low price of $25,000, or $0.003 per share, that the initial shareholders paid for 7,187,500 founder shares creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors. Prior to the completion of this offering, our sponsor will transfer 30,000 Class B ordinary shares to our independent director nominee at their original purchase price.

•        Our sponsor, officers and directors will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expense if we do not complete an initial business combination.

The conflicts described above may not be resolved in our favor.

We are not prohibited from pursuing an initial business combination with a business that is affiliated with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a business that is affiliated with our sponsor, officers or directors, we, or a committee of independent and disinterested directors, will obtain an opinion from an independent entity that commonly renders valuation opinions or from an independent accounting firm, that our initial business combination is fair to our company from a financial point of view.

In addition, our sponsor or any of its affiliates may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our sponsor or any of its affiliates elect to make additional investments, such proposed investments could influence our sponsor’s motivation to complete an initial business combination.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, executive officers and directors have agreed to vote any founder shares, private placement shares and public shares held by them in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination transaction).

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation or Reimbursement to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Fortress Value Acquisition Sponsor V LLC

7,187,500 Class B ordinary shares(1) (of which 937,500 are subject to forfeiture if the underwriter does not exercise its overallotment option, and of which an aggregate of 30,000 Class B ordinary shares will be transferred to our independent director)

$25,000 or approximately $0.003 per founder share
	200,000 private placement shares (including if the underwriter’s over-allotment option is exercised in full)	$2,000,000 (including if the underwriter’s over-allotment option is exercised in full) ($10.00 per share)
	Up to $300,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses
Independent director nominee	30,000 founder shares(1)	Approximately $90.00 or $0.003 per founder share
Entity	Amount of Compensation or Reimbursement to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor, officers or directors, or our or their affiliates	$20,000 per month	Payment to an affiliate of our sponsor of $20,000 per month, for up to the duration of the completion window, for office space, utilities and secretarial and administrative support

Up to $1,500,000 in working capital loans by our sponsor or an affiliate of our sponsor or certain of our officers and directors. Such loans may be converted at the option of the lender into private placement shares at a conversion price of $10.00 per share.(2)

Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.(3)

Payment of fees and reimbursement of out of-pocket expenses related to identifying, investigating and completing an initial business combination

(1)   The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein. Further, if we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted basis, at 20.00% of our issued and outstanding ordinary shares (excluding the private placement shares) upon consummation of this offering. As described below under “Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering — Limited Payments to insiders.”

(2)   The $10.00 per private placement share conversion price for such working capital loans may potentially be significantly less than the market price of our Class A ordinary shares at the time the lenders elect to convert their working capital loans into private placement shares. Therefore, such private placement share issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue our shares to investors in connection with our initial business combination at a price which is less than the prevailing market price of our shares at that time.”

(3)   For more information, also see “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, and the pro forma net tangible book value per Class A ordinary share after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of public shares which may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below presentation (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement shares, as further described in this prospectus, and (B) assumes the issuance of 25,000,000 Class A ordinary shares sold in this offering (or 28,750,000 Class A ordinary shares sold in this offering if the underwriter’s over-allotment option is exercised in full), 200,000 private placement shares sold in a private placement in connection with this offering (including if the underwriter’s over-allotment option is exercised in full) and 7,187,500 founder shares (up to 937,500 of which are assumed to be forfeited in the scenario in which the underwriter’s over-allotment option is not exercised in full).

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
As of December 31, 2025
OFFERING PRICE OF $10.00 PER SHARE	25% OF MAXIMUM REDEMPTION		50% OF MAXIMUM REDEMPTION		75% OF MAXIMUM REDEMPTION		MAXIMUM REDEMPTION
NTBV	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE
Assuming Full Exercise of Over-Allotment Option
$7.54	$6.93	$3.07	$5.92	$4.08	$3.91	$6.09	$(2.01)	$12.01
Assuming No Exercise of Over-Allotment Option
$7.53	$6.92	$3.08	$5.90	$4.10	$3.89	$6.11	$(2.04)	$12.04

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public Offering Price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net Tangible book deficit per share before this offering	(0.10)	(0.09)	(0.10)	(0.09)	(0.10)	(0.09)	(0.10)	(0.09)	(0.10)	(0.09)
Increase per share attributable to public shareholders and the sale of the private placement shares	7.63	7.63	7.02	7.02	6.00	6.01	3.99	4.00	(1.94)	(1.92)
Pro Forma net tangible book value per share after this offering and the sale of the private placement shares	7.53	7.54	6.92	6.93	5.90	5.92	3.89	3.91	(2.04)	(2.01)
Dilution per share to public shareholders	$2.47	$2.46	$3.08	$3.07	$4.10	$4.08	$6.11	$6.09	$12.04	$12.01
Percentage of dilution to public shareholders	24.7%	24.6%	30.8%	30.7%	41.0%	40.8%	61.1%	60.9%	120.4%	120.1%

Numerator:
Net tangible book deficit before this offering	$(642,119)	$(642,119)	$(642,119)	$(642,119)	$(642,119)	$(642,119)	$(642,119)	$(642,119)	$(642,119)	$(642,119)
Net proceeds from this offering and the sale of the private placement shares, net of estimated offering expenses(1)	251,000,000	288,500,000	251,000,000	288,500,000	251,000,000	288,500,000	251,000,000	288,500,000	251,000,000	288,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	594,979	594,979	594,979	594,979	594,979	594,979	594,979	594,979	594,979	594,979
Less: Deferred underwriting commissions(2)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)
Less: Over-allotment liability	(357,000)	—	(357,000)	—	(357,000)	—	(357,000)	—	(357,000)	—
Less: Amounts paid for redemptions(3)	—	—	(62,500,000)	(71,875,000)	(125,000,000)	(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)
	$236,845,860	$272,640,360	$174,345,860	$200,765,360	$111,845,860	$128,890,360	$49,345,860	$57,015,360	$(13,154,140)	$(14,859,640)

Denominator:
Ordinary shares outstanding prior to this offering	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Less: Ordinary shares forfeited if over-allotment is not exercised	(937,500)	—	(937,500)	—	(937,500)	—	(937,500)	—	(937,500)	—
Plus: Ordinary shares offered	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000
Plus: Private placement shares	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Less: Ordinary shares redeemed	—	—	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)
	31,450,000	36,137,500	25,200,000	28,950,000	18,950,000	21,762,500	12,700,000	14,575,000	6,450,000	7,387,500

(1)   Expenses applied against gross proceeds include offering expenses of approximately $750,000 (other than underwriting commissions) and underwriting commissions of $250,000 which amount will not change whether or not the underwriter’s over-allotment option is exercised in full, partially or not at all (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)   Upon the consummation of our initial business combination, $0.01 per Class A ordinary share, or $250,000 in the aggregate, which amount will not change whether or not the underwriter’s over-allotment option is exercised in full, partially or not at all, is payable upon the closing of this offering. $0.55 per Class A ordinary share, or $13,750,000 in the aggregate (or $15,812,500 in the aggregate if the underwriter’s over-allotment option is exercised in full) is payable to the underwriter for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriter upon the payment of the purchase price for the Class A ordinary shares purchased by the underwriter on the closing of this offering and will be released to the underwriter only on and concurrently with completion of an initial business combination.

(3) If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers, advisors or any of their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Shares.